CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		4 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net earnings (loss)	$ 6,138	$ (4,508)	$ (42,670)	$ (42,670)	$ 64,080	$ 364,400
Foreign currency translation adjustment, net of tax	976	166		(530)	978	179
Pension and other benefit adjustments:
Net loss arising during the period, net of tax	(45)
Prior service credit arising during the period, net of tax	746					9,271
Amortization of net gain included in net periodic benefit costs, net of tax	(1,699)	(211)			(844)	(78)
Amortization of prior service credit included in net periodic benefit costs, net of tax	(1,762)	(254)			(1,016)
Curtailment gain reclassified to net periodic benefit costs, net of tax	(7,239)
Settlement gain reclassified to net periodic benefit costs, net of tax	(175)			(15)
Unrealized gain (loss) on marketable securities
Unrealized net holding gain arising during the period, net of tax	825	2,019		1,915	2,627	(1,622)
Net holding gain reclassified to investment income, net of tax	(4)	(4)		(2)	(31)	925
Unrealized gain from equity method investees' cash flow hedge, net of tax:
Unrealized net holding loss arising during the period, net of tax	(361)	(32)		797	(59)	2,085
Holding (gains) losses reclassified to equity in earnings of non-consolidated entities, net of tax	122	131			528	(510)
Other comprehensive income (loss)	(8,616)	1,815	9,444	9,444	(11,360)	14,760
Total comprehensive income (loss)	$ (2,478)	$ (2,693)		$ (33,226)	$ 52,720	$ 379,160